Securities - Summary of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Financial assets at fair value through other comprehensive income	$ 107,872	$ 111,104
Securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	105,494	108,862
Gross unrealized gains	472	368
Gross unrealized (losses)	(244)	(250)
Financial assets at fair value through other comprehensive income	105,722	108,980
Securities [member] | Government and government-related securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	79,939	82,997
Gross unrealized gains	328	277
Gross unrealized (losses)	(82)	(103)
Financial assets at fair value through other comprehensive income	80,185	83,171
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	8,963	9,603
Gross unrealized gains	74	62
Gross unrealized (losses)	(1)	(2)
Financial assets at fair value through other comprehensive income	9,036	9,663
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	13,325	12,890
Gross unrealized gains	91	77
Gross unrealized (losses)	(35)	(40)
Financial assets at fair value through other comprehensive income	13,381	12,927
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	40,232	40,703
Gross unrealized gains	115	86
Gross unrealized (losses)	(40)	(52)
Financial assets at fair value through other comprehensive income	40,307	40,737
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	12,412	14,394
Gross unrealized gains	26	21
Gross unrealized (losses)	(5)	(8)
Financial assets at fair value through other comprehensive income	12,433	14,407
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	5,007	5,407
Gross unrealized gains	22	31
Gross unrealized (losses)	(1)	(1)
Financial assets at fair value through other comprehensive income	5,028	5,437
Securities [member] | Other debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	22,677	23,969
Gross unrealized gains	68	56
Gross unrealized (losses)	(72)	(56)
Financial assets at fair value through other comprehensive income	22,673	23,969
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	14,232	15,890
Gross unrealized gains	35	29
Gross unrealized (losses)	(53)	(31)
Financial assets at fair value through other comprehensive income	14,214	15,888
Securities [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	218	247
Financial assets at fair value through other comprehensive income	218	247
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	8,227	7,832
Gross unrealized gains	33	27
Gross unrealized (losses)	(19)	(25)
Financial assets at fair value through other comprehensive income	8,241	7,834
Securities [member] | Debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	102,616	106,966
Gross unrealized gains	396	333
Gross unrealized (losses)	(154)	(159)
Financial assets at fair value through other comprehensive income	102,858	107,140
Securities [member] | Equity securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	2,878	1,896
Gross unrealized gains	76	35
Gross unrealized (losses)	(90)	(91)
Financial assets at fair value through other comprehensive income	2,864	1,840
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	2,576	1,594
Gross unrealized gains	72	31
Gross unrealized (losses)	(34)	(27)
Financial assets at fair value through other comprehensive income	2,614	1,598
Securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	302	302
Gross unrealized gains	4	4
Gross unrealized (losses)	(56)	(64)
Financial assets at fair value through other comprehensive income	$ 250	$ 242